Equity - Summary of Other Miscellaneous Reserves Within Equity (Parenthetical) (Detail) $ in Thousands, S/ in Millions	1 Months Ended
	Apr. 30, 2016 CLP ($)	Apr. 30, 2016 PEN (S/)	Mar. 31, 2016 CLP ($)	Mar. 31, 2016 PEN (S/)	Dec. 31, 2017 CLP ($)
Disclosure Of Other Reserves [Abstract]
Tax payment made on spin-off	$ 15,193,186	S/ 74	$ 100,978,571	S/ 577
Effect of equity due to spin off					$ 90,274,727,000